Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income, tax	$ (42,115)	$ 20,979	$ (2,760)